Note 17 - Leases (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Lease, Cost [Table Text Block]
Operating
Weighted average remaining term (years)	11.0
Weighted average discount rate	3.09%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Undiscounted cash flows due (In thousands):	Operating
2021	$207
2022	213
2023	219
2024	308
2025	219
2026 and thereafter	1,111
Total undiscounted cash flows	2,277
Discount on cash flows	(440)
Total lease liabilities	$1,837